Premises and Equipment (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Land (Member)	Dec. 31, 2011 Building and Building Improvements years	Dec. 31, 2011 Leasehold Improvements years	Dec. 31, 2011 Furniture and Fixtures years
Property, Plant and Equipment [Line Items]
Useful life			Indefinite
Useful life (in years), minimum				2	1	1
Useful life (in years), maximum				40	30	20
Land	$ 358	$ 353
Buildings and improvements	1,033	1,008
Leasehold improvements	580	577
Furniture and equipment	1,322	1,385
Construction in progress	105	168
Property, Plant and Equipment, Gross, Total	3,398	3,491
Less accumulated depreciation and amortization	1,834	1,871
Total premises and equipment	$ 1,564	$ 1,620